Financial instruments disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Carrying Amounts And Fair Values
The carrying amounts and fair values of all of the Group’s financial instruments which are not carried at an amount which approximates their fair value at 30 June 2019 and 31 December 2018 are shown in the following table. The fair values of the Group's cash and loans to equity accounted units approximate their carrying values as a result of their short maturity or because they carry floating rates of interest.

	30 June 2019(a)		31 December 2018
	Carrying value US$m	Fair value US$m	Carrying value US$m	Fair value US$m
Short term borrowings	(842)	(846)	(312)	(312)
Medium-term and long-term borrowings	(12,123)	(13,864)	(12,440)	(13,554)
The impact on Equity attributable to owners of Rio Tinto as at 1 January 2019 from the adoption of IFRS 16 and IFRIC 23 is as follows:

US$m
Equity attributable to owners of Rio Tinto at 31 December 2018	43,686
IFRS 16 net impact from recognising lease liabilities, right-of-use-assets and other items after tax	(69)
IFRIC 23 recognition of provisions for uncertain tax position on a weighted average basis	(44)
Restated equity attributable to owners of Rio Tinto as at 1 January 2019	43,573

Summary of fair value of financial instruments
The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 30 June 2019:

	Total US$m	Level 1(a)(i) US$m	Level 2(b)(i) US$m	Level 3(c)(i) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	6,861	4,196	—	—	2,665
Investments in equity shares and funds	136	102	—	34	—
Other investments, including loans(e)	2,841	2,603	—	219	19
Trade and other receivables(f)	3,052	16	1,189	—	1,847
	12,890	6,917	1,189	253	4,531
Derivatives (net)
Forward contracts: designated as hedges(g)	11	—	—	11	—
Forward contracts and option contracts, not designated as hedges(g)	416	—	38	378	—
Derivatives related to net debt(h)	(134)	—	(134)	—	—
Liabilities
Trade and other payables	(5,207)	—	(54)	—	(5,153)
	7,976	6,917	1,039	642	(622)
The table below shows the financial instruments carried at fair value by valuation method in accordance with IFRS 9 at 31 December 2018:

	Total US$m	Level 1(a)(i) US$m	Level 2(b)(i) US$m	Level 3(c)(i) US$m	Held at amortised cost US$m
Assets
Cash and cash equivalents(d)	10,773	7,994	—	—	2,779
Investments in equity shares and funds	130	92	—	38	—
Other investments, including loans(e)	2,782	2,544	—	232	6
Trade and other receivables(f)	3,007	20	972	—	2,015
	16,692	10,650	972	270	4,800
Derivatives (net)
Forward contracts and option contracts: designated as hedges(g)	8	—	—	8	—
Forward contracts and option contracts, not designated as hedges(g)	334	—	(25)	359	—
Derivatives related to net debt(h)	(288)	—	(288)	—	—
Liabilities
Trade and other financial payables	(5,552)	—	(39)	—	(5,513)
	11,194	10,650	620	637	(713)
Fair values disclosure of financial instruments continued

(a)	Valuation is based on unadjusted quoted prices in active markets for identical financial instruments. This category includes listed investments in equity shares and funds.

(b)
Valuation is based on inputs that are observable for the financial instruments; which include quoted prices for similar instruments or identical instruments in markets which are not considered to be active, or inputs, either directly or indirectly based on observable market data.

(c)	Valuation is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs).

(d)	Cash and cash equivalents include money market funds which are treated as fair value through profit or loss (‘FVPL’) under IFRS 9 with the fair value movements going into finance income.

(e)
Other investments, including loans, comprise: cash deposits in rehabilitation funds, government bonds, managed investment funds and royalty receivables. The royalty receivables are valued based on future expected output as well as future expected commodity prices.

(f)
Trade receivables include provisionally priced receivables. Revenue is initially based on forward market selling prices for the quotation periods stipulated in the contracts. Changes between the provisional price and the final price are recorded separately within revenue. The selling price can be measured reliably for the Group's products, as it operates in active and freely traded commodity markets. At 30 June 2019, US$1,065 million (31 December 2018: US$889 million) of provisionally priced receivables were recognised.

(g)
Level 3 financial instruments primarily consist of electricity purchase contracts linked to the LME and Mid West premium prices with terms expiring between 2025 and 2030 (31 December 2018: 2025 and 2030). These contracts are measured using discounted cash flows and option model valuation techniques and have a net fair value of US$384 million at 30 June 2019 (31 December 2018: US$338 million).

(h)
Interest rate and currency interest rate swaps are valued using applicable market quoted swap yield curves adjusted for relevant basis and credit default spreads. Currency interest rate swap valuations also use market quoted foreign exchange rates. A discounted cash flow approach is applied to the cash flows derived from the inputs to determine fair value.

(i)	There were no material transfers between Level 1 and Level 2 or between Level 2 and Level 3 for the six months to 30 June 2019 or the year to 31 December 2018.

Summary of changes in the fair value of Level 3 financial assets and financial liabilities
The table below shows the summary of changes in the fair value of the Group's Level 3 financial assets and financial liabilities for the six months to 30 June 2019 and the year ended 31 December 2018.

Level 3 Financial assets and liabilities	30 June 2019
US$m
Opening balance	637
Currency translation adjustments	2
Total realised gains included in:
– net operating costs	8
Total unrealised gains included in:
– net operating costs	17
Total unrealised losses transferred into other comprehensive income	(10)
Additions	2
Disposals/maturity of financial instruments	(14)
Closing balance	642
Total gains included in the income statement for assets and liabilities held at end of period	11